Fair Value Measurements - Basis of Fair Value Measurements (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Interest rate cap (included in other assets)	$ 3,130
Total financial assets	3,130
Financial liabilities:
Contingent earn-out consideration	1,469	$ 10,887
Total financial liabilities	1,469	10,887
Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Interest rate cap (included in other assets)	3,130
Total financial assets	3,130
Significant Unobservable Inputs (Level 3) [Member]
Financial liabilities:
Contingent earn-out consideration	1,469	10,887
Total financial liabilities	$ 1,469	$ 10,887